Fixed Assets	12 Months Ended
Dec. 31, 2025
FIXED ASSETS [Abstract]
Fixed Assets
12.	FIXED ASSETS
The following table summarizes the Sohu Group’s fixed assets (in thousands):

	As of December 31,
	2024	2025
Office buildings	$355,862	$363,942
Computer equipment and hardware	81,335	77,330
Leasehold and building improvements	31,943	32,664
Office furniture	5,204	5,252
Vehicles	2,972	2,823

Fixed assets, gross	477,316	482,011
Accumulated depreciation	(224,456)	(235,748)

Fixed assets, net	$252,860	$246,263

For the years ended December 31, 2025, 2024 and 2023, depreciation expenses for fixed
assets were $12.6 million, $13.5 million, and $16.6 million, respectively.